united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste 200 Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/19

Item 1. Reports to Stockholders.

Semi-Annual Report
March31, 2019

RESQ Dynamic Allocation Fund
RQEAX
RQECX
RQEIX

RESQ Strategic Income Fund
RQIAX
RQICX
RQIIX

1-877-940-2526

www.RESQFunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds website www.RESQFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

RESQ Dynamic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception (a)	Since Inception (b)
RESQ Dynamic Allocation Fund - Class A	(8.52)%	(6.38)%	(1.69)%	(1.30)%	N/A
RESQ Dynamic Allocation Fund - Class A with Load	(13.81)%	(11.74)%	(2.85)%	(2.40)%	N/A
RESQ Dynamic Allocation Fund - Class C	(8.83)%	(7.05)%	N/A	N/A	(2.45)%
RESQ Dynamic Allocation Fund - Class I	(8.35)%	(5.96)%	(1.25)%	(0.87)%	N/A
S&P 500 Total Return Index (c)	(1.72)%	9.50%	10.91%	11.04%	11.86%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2019 are 2.80%, 3.40% and 2.40% for the Class A, C and I Shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the original purchase price imposed on purchases. Redemptions of any share class made within 30 days of purchase may be assessed a redemption fee of 2.00%. For performance information current to the most recent month-end, please call 1-877-940-2526.

(a)	Inception date is December 20, 2013.

(b)	Inception date is October 17, 2014

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2019

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds - Equity	64.6%
Exchange Traded Funds - Fixed Income	21.7%
Exchange Traded Notes	11.4%
Exchange Traded Funds - Currency	0.5%
Exchange Traded Funds - Commodity	0.4%
Other Assets In Excess of Liabilities	1.4%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

RESQ Strategic Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception (a)	Since Inception (b)
RESQ Strategic Income Fund - Class A	(6.46)%	(10.54)%	(2.46)%	(1.93)%	N/A
RESQ Strategic Income Fund - Class A with Load	(10.92)%	(14.78)%	(3.61)%	(2.83)%	N/A
RESQ Strategic Income Fund - Class C	(6.76)%	(11.07)%	N/A	N/A	(3.90)%
RESQ Strategic Income Fund - Class I	(6.22)%	(10.11)%	(2.04)%	(1.54)%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (c)	4.63%	4.48%	2.74%	2.89%	2.25%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2019 are 2.85%, 3.45% and 2.45% for the Class A, C and I Shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the original purchase price imposed on purchases. Redemptions of any share class made within 30 days of purchase may be assessed a redemption fee of 2.00%. For performance information current to the most recent month-end, please call 1-877-940-2526.

(a)	Inception date is December 20, 2013.

(b)	Inception date is October 17, 2014.

(c)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2019

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds - Fixed Income	90.4%
Exchange Traded Note	8.0%
Other Assets In Excess of Liabilities	1.6%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

RESQ Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 87.2%
	COMMODITY FUND - 0.4%
7,000	United States Natural Gas Fund LP *	$164,360

	CURRENCY FUND - 0.5%
9,000	Invesco DB US Dollar Index Bearish Fund	186,300

	EQUITY FUNDS - 64.6%
22,600	Communication Services Select Sector SPDR Fund	1,057,002
8,800	Consumer Discretionary Select Sector SPDR Fund	1,001,880
89,300	Consumer Staples Select Sector SPDR Fund	5,010,623
39,800	Direxion Daily Financial Bear 3X Shares	376,110
18,800	Direxion Daily S&P 500 Bear 3X Shares	392,168
10,400	Direxion Daily S&P Biotech Bear 3X Shares	191,256
8,700	Direxion Daily Semiconductors Bear 3x Shares	57,159
26,300	Financial Select Sector SPDR Fund	676,173
26,700	Health Care Select Sector SPDR Fund	2,449,725
6,100	Industrial Select Sector SPDR Fund	457,683
7,700	ProShares Short Financials	174,944
5,500	ProShares Short QQQ	161,810
4,200	ProShares Short Russell2000	170,940
6,000	ProShares Short S&P500	165,900
18,000	ProShares UltraPro Short QQQ	183,060
125,700	Real Estate Select Sector SPDR Fund	4,552,854
2,300	Technology Select Sector SPDR Fund	170,200
136,800	Utilities Select Sector SPDR Fund	7,957,656
		25,207,143
	FIXED INCOME FUNDS - 21.7%
11,634	iShares Short Treasury Bond ETF	1,286,372
63,700	JPMorgan Ultra-Short Income ETF	3,204,110
43,700	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	4,002,920
		8,493,402

	TOTAL EXCHANGE TRADED FUNDS (Cost - $33,867,139)	34,051,205

	EXCHANGE TRADED NOTES - 11.4%
128,500	iPath Series B S&P 500 VIX Short-Term Futures ETN *	3,759,910
7,800	VelocityShares 3x Inverse Crude Oil ETN *	52,260
17,200	VelocityShares 3x Long Natural Gas ETN *	498,456
5,700	VelocityShares Daily 2x VIX Short Term ETN *	149,055
	TOTAL EXCHANGE TRADED NOTES (Cost - $6,053,476)	4,459,681

	TOTAL INVESTMENTS - 98.6% (Cost - $39,920,615)	$38,510,886
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%	548,642
	NET ASSETS - 100.0%	$39,059,528

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

LP - Limited Partnership

SPDR - Standard & Poor’s Depositary Receipt

*	Non-income producing security.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 90.4%
	FIXED INCOME FUNDS - 90.4%
54,700	Invesco Senior Loan ETF	$1,238,408
13,425	iShares 7-10 Year Treasury Bond ETF	1,432,045
16,442	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,957,584
6,845	iShares iBoxx High Yield Corporate Bond ETF	591,887
40,650	iShares MBS ETF	4,323,534
61,375	iShares National Muni Bond ETF	6,824,286
93,500	JPMorgan Ultra-Short Income ETF	4,703,050
23,100	Vanguard Intermediate-Term Corporate Bond ETF	2,006,697
53,470	Vanguard Intermediate-Term Treasury ETF	3,447,746
82,400	Vanguard Mortgage-Backed Securities ETF	4,314,464
	TOTAL EXCHANGE TRADED FUNDS (Cost - $30,315,791)	30,839,701

	EXCHANGE TRADED NOTE - 8.0%
93,800	iPath Series B S&P 500 VIX Short-Term Futures ETN *	2,744,588
	TOTAL EXCHANGE TRADED NOTE (Cost - $2,904,441)

	TOTAL INVESTMENTS - 98.4% (Cost - $33,220,232)	$33,584,289
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	542,009
	NET ASSETS - 100.0%	$34,126,298

ETF - Exchange Traded Fund

MBS - Mortgage Backed Security

*	Non-income producing security.

See accompanying notes to financial statements.

RESQ Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

	RESQ Dynamic	RESQ Strategic
	Allocation Fund	Income Fund
ASSETS
Investment securities:
At cost	$39,920,615	$33,220,232
At value	$38,510,886	$33,584,289
Cash and cash equivalents	586,945	560,830
Dividends and interest receivable	8,323	10,999
Prepaid expenses and other assets	36,484	38,426
TOTAL ASSETS	39,142,638	34,194,544

LIABILITIES
Investment advisory fees payable	39,961	32,360
Distribution (12b-1) fees payable	13,565	11,900
Accrued audit fees	8,258	8,173
Payable to related parties	6,228	5,358
Payable for Fund shares redeemed	5,680	293
Accrued administration fees	4,409	5,143
Accrued printing expense	3,598	3,387
Accrued expenses and other liabilities	1,411	1,632
TOTAL LIABILITIES	83,110	68,246
NET ASSETS	$39,059,528	$34,126,298

NET ASSETS CONSIST OF:
Paid in capital	$45,108,720	$42,228,483
Accumulated loss	(6,049,192)	(8,102,185)
NET ASSETS	$39,059,528	$34,126,298

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$38,539,552	$34,009,598
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	4,378,285	4,047,618
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share (a)	$8.80	$8.40
Maximum Offering Price Per Share (b)	$9.34	$8.82

Class C Shares:
Net Assets	$73,760	$12,200
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	8,602	1,473
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share (a)	$8.57	$8.28

Class I Shares:
Net Assets	$446,216	$104,500
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	49,602	12,369
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share (a)	$9.00	$8.45

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

(b)	There is a maximum front-end sales charge (load) of 5.75% and 4.75% imposed on purchases of Class A shares of the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

See accompanying notes to financial statements.

RESQ Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2019

	RESQ Dynamic	RESQ Strategic
	Allocation Fund	Income Fund
INVESTMENT INCOME
Dividends	$276,082	$332,979
Interest	31,110	23,371
TOTAL INVESTMENT INCOME	307,192	356,350

EXPENSES
Investment advisory fees	303,905	261,394
Distribution (12b-1) fees:
Class A	82,754	71,861
Class C	374	61
Registration fees	27,424	27,424
Administrative services fees	20,943	20,469
Transfer agent fees	20,868	20,868
Accounting services fees	16,771	16,477
Audit fees	8,228	8,228
Trustees fees and expenses	6,981	6,982
Compliance officer fees	6,483	6,483
Printing and postage expenses	6,233	6,233
Legal fees	5,984	5,984
Custodian fees	2,992	2,992
Insurance expense	748	748
Other expenses	2,494	1,746
TOTAL EXPENSES	513,182	457,950

Fees (waived) reimbursed by the Advisor	(53,211)	(61,850)

NET EXPENSES	459,971	396,100

NET INVESTMENT LOSS	(152,779)	(39,750)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(2,173,621)	(3,025,321)
Net change in unrealized appreciation (depreciation) on investments	(1,596,587)	537,226

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,770,208)	(2,488,095)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,922,987)	$(2,527,845)

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	March 31, 2019	For the Year Ended
	(Unaudited)	September 30, 2018
FROM OPERATIONS
Net investment loss	$(152,779)	$(267,829)
Net realized gain (loss) on investments	(2,173,621)	3,509,669
Net change in unrealized depreciation on investments	(1,596,587)	(620,601)
Net increase (decrease) in net assets resulting from operations	(3,922,987)	2,621,239

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	414,610	4,591,000
Class I	44,148	243,815
Redemption fee proceeds:
Class A	—	62
Class I	—	1
Payments for shares redeemed:
Class A	(3,353,155)	(4,054,915)
Class C	—	(341,151)
Class I	(76,144)	(313,802)
Net increase (decrease) in net assets from shares of beneficial interest	(2,970,541)	125,010

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,893,528)	2,746,249

NET ASSETS
Beginning of Period	45,953,056	43,206,807
End of Period *	$39,059,528	$45,953,056

SHARE ACTIVITY
Class A:
Shares Sold	44,670	480,102
Shares Redeemed	(378,781)	(426,904)
Net increase (decrease) in shares of beneficial interest outstanding	(334,111)	53,198

Class C:
Shares Redeemed	—	(36,220)
Net decrease in shares of beneficial interest outstanding	—	(36,220)

Class I:
Shares Sold	4,856	24,873
Shares Redeemed	(8,339)	(32,721)
Net decrease in shares of beneficial interest outstanding	(3,483)	(7,848)

*	Net Assets - End of Period includes undistributed net investment income of $260,255 as of September 30, 2018.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	March 31, 2019	For the Year Ended
	(Unaudited)	September 30, 2018
FROM OPERATIONS
Net investment income (loss)	$(39,750)	$333,914
Net realized loss on investments	(3,025,321)	(2,775,161)
Distributions from underlying investment companies	—	21,254
Net change in unrealized appreciation (depreciation) on investments	537,226	(41,690)
Net decrease in net assets resulting from operations	(2,527,845)	(2,461,683)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(361,616)
Class C	—	(158)
Class I	—	(2,119)
Net decrease in net assets from distributions to shareholders	—	(363,893)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	639,706	2,991,732
Class I	8,612	71,217
Net asset value of shares issued in reinvestment of distributions:
Class A	—	360,242
Class C	—	158
Class I	—	2,052
Payments for shares redeemed:
Class A	(3,227,300)	(3,558,699)
Class C	—	(53,850)
Class I	(16,114)	(98,089)
Net decrease in net assets from shares of beneficial interest	(2,595,096)	(285,237)

TOTAL DECREASE IN NET ASSETS	(5,122,941)	(3,110,813)

NET ASSETS
Beginning of Period	39,249,239	42,360,052
End of Period *	$34,126,298	$39,249,239

SHARE ACTIVITY
Class A:
Shares Sold	76,680	319,303
Shares Reinvested	—	38,781
Shares Redeemed	(384,303)	(379,055)
Net decrease in shares of beneficial interest outstanding	(307,623)	(20,971)

Class C:
Shares Reinvested	—	17
Shares Redeemed	—	(5,873)
Net decrease in shares of beneficial interest outstanding	—	(5,856)

Class I:
Shares Sold	1,000	7,497
Shares Reinvested	—	220
Shares Redeemed	(1,930)	(10,600)
Net decrease in shares of beneficial interest outstanding	(930)	(2,883)

*	Net Assets - End of Period includes undistributed net investment income of $0 as of September 30, 2018.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the		For the	For the
	March 31, 2019		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015	September 30, 2014 (1)
Net asset value, beginning of period	$9.62		$9.07	$8.42	$8.66		$10.41	$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.06)	(0.07)	(0.12)		(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.79)		0.61	0.72	(0.12	) (3)	(1.10)	0.45
Total from investment operations	(0.82)		0.55	0.65	(0.24)		(1.14)	0.41
Paid-in-capital from redemption fees (2)	—		0.00 (4)	0.00 (4)	0.00	(4)	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	—		—	—	—		—	(0.00	) (4)
Net realized gains	—		—	—	—		(0.61)	—
Total distributions	—		—	—	—		(0.61)	(0.00	) (4)
Net asset value, end of period	$8.80		$9.62	$9.07	$8.42		$8.66	$10.41
Total return (5)	(8.52	)% (6)	6.06%	7.72%	(2.77)%		(11.79)%	4.11	% (6)
Net assets, at end of period (000s)	$38,540		$45,351	$42,246	$41,222		$42,137	$44,121
Ratio of gross expenses to average net assets (7)	2.45	% (8)	2.42%	2.42%	2.52%		2.60%	2.76	% (8)
Ratio of net expenses to average net assets (7)	2.20	% (8)	2.25%	2.35%	2.35%		2.35%	2.35	% (8)
Ratio of net investment loss before waiver to average net assets (9)	(0.98	)% (8)	(0.76)%	(0.89)%	(1.61)%		(0.60)%	(0.95	)% (8)
Ratio of net investment loss to average net assets (9)	(0.73	)% (8)	(0.59)%	(0.82)%	(1.44)%		(0.35)%	(0.54	)% (8)
Portfolio Turnover Rate	462	% (6)	448%	1060%	907%		683%	376	% (6)

(1)	The RESQ Dynamic Allocation Fund Class A shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the		For the
	March 31, 2019		Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015 (1)
Net asset value, beginning of period	$9.40		$8.92	$8.33	$8.63		$10.15
Activity from investment operations:
Net investment loss (2)	(0.06)		(0.15)	(0.12)	(0.17)		(0.09)
Net realized and unrealized gain (loss) on investments	(0.77)		0.63	0.71	(0.13	) (3)	(0.82)
Total from investment operations	(0.83)		0.48	0.59	(0.30)		(0.91)
Paid-in-capital from redemption fees (2)	—		—	0.00 (4)	0.00	(4)	0.00	(4)
Less distributions from:
Net realized gains	—		—	—	—		(0.61)
Total distributions	—		—	—	—		(0.61)
Net asset value, end of period	$8.57		$9.40	$8.92	$8.33		$8.63
Total return (5)	(8.83	)% (6)	5.38%	7.08%	(3.48)%		(9.84	)% (6)
Net assets, at end of period (000s)	$74		$81	$400	$672		$1,728
Ratio of gross expenses to average net assets (7)	3.05	% (8)	3.02%	3.02%	3.12%		3.20	% (8)
Ratio of net expenses to average net assets (7)	2.80	% (8)	2.85%	2.95%	2.95%		2.95	% (8)
Ratio of net investment loss before waiver to average net assets (9)	(1.58	)% (8)	(1.82)%	(1.42)%	(2.19)%		(1.19	)% (8)
Ratio of net investment loss to average net assets (9)	(1.33	)% (8)	(1.65)%	(1.35)%	(2.03)%		(0.94	)% (8)
Portfolio Turnover Rate	462	% (6)	448%	1060%	907%		683	% (6)

(1)	The RESQ Dynamic Allocation Fund Class C shares commenced operations on October 17, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the		For the		For the
	March 31, 2019		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$9.82		$9.21	$8.51	$8.72		$10.45		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.03)	(0.03)	(0.09)		0.00	(3)	0.00	(3)
Net realized and unrealized gain (loss) on investments	(0.80)		0.64	0.73	(0.12	) (4)	(1.12)		0.46
Total from investment operations	(0.82)		0.61	0.70	(0.21)		(1.12)		0.46
Paid-in-capital from redemption fees (2)	—		0.00 (3)	—	0.00	(3)	0.00	(3)	—
Less distributions from:
Net investment income	—		—	—	—		—		(0.01)
Net realized gains	—		—	—	—		(0.61)		—
Total distributions	—		—	—	—		(0.61)		(0.01)
Net asset value, end of period	$9.00		$9.82	$9.21	$8.51		$8.72		$10.45
Total return (5)	(8.35	)% (6)	6.62%	8.23%	(2.41)%		(11.54)%		4.58	% (6)
Net assets, at end of period (000s)	$446		$521	$561	$3,004		$5,823		$1,582
Ratio of gross expenses to average net assets (7)	2.05	% (9)	2.02%	2.02%	2.12%		2.20	% (8)	2.36	% (9)
Ratio of net expenses to average net assets (7)	1.80	% (9)	1.85%	1.95%	1.95%		1.95%		1.95	% (9)
Ratio of net investment loss before waiver to average net assets (8)	(0.58	)% (9)	(0.46)%	(0.42)%	(1.24)%		(0.25)%		(0.35	)% (9)
Ratio of net investment income (loss) to average net assets (8)	(0.33	)% (9)	(0.29)%	(0.35)%	(1.06)%		0.00%		0.06	% (9)
Portfolio Turnover Rate	462	% (6)	448%	1060%	907%		683%		376	% (6)

(1)	The RESQ Dynamic Allocation Fund Class I shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Annualized.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	March 31, 2019		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016	September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$8.98		$9.63	$9.37	$9.60	$10.39		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.08	0.04	(0.02)	0.11		0.05
Net realized and unrealized gain (loss) on investments	(0.57)		(0.65)	0.26	(0.20)	(0.39)		0.43
Total from investment operations	(0.58)		(0.57)	0.30	(0.22)	(0.28)		0.48
Paid-in-capital from redemption fees (2)	—		—	0.00 (3)	0.00 (3)	0.00	(3)	0.00	(3)
Less distributions from:
Net investment income	—		(0.08)	(0.01)	—	(0.14)		(0.09)
Net realized gains	—		—	—	—	(0.37)		—
Return of capital	—		—	(0.03)	(0.01)	(0.00	) (3)	—
Total distributions	—		(0.08)	(0.04)	(0.01)	(0.51)		(0.09)
Net asset value, end of period	$8.40		$8.98	$9.63	$9.37	$9.60		$10.39
Total return (4)	(6.46	)% (5)	(5.91)%	3.21%	(2.32)%	(2.94)%		4.76	% (5)
Net assets, at end of period (000s)	$34,010		$39,116	$42,134	$40,721	$42,740		$40,633
Ratio of gross expenses to average net assets (6)	2.54	% (7)	2.47%	2.43%	2.52%	2.62%		2.81	% (7)
Ratio of net expenses to average net assets (6)	2.20	% (7)	2.25%	2.35%	2.35%	2.35%		2.35	% (7)
Ratio of net investment income (loss) before waiver to average net assets (8)	(0.56	)% (7)	0.59%	0.33%	(0.39)%	0.86%		0.19	% (7)
Ratio of net investment income (loss) to average net assets (8)	(0.22	)% (7)	0.81%	0.41%	(0.23)%	1.13%		0.65	% (7)
Portfolio Turnover Rate	1076	% (5)	738%	935%	1013%	617%		325	% (5)

(1)	The RESQ Strategic Income Fund’s Class A shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the		For the	For the
	March 31, 2019		Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		September 30, 2018	September 30, 2017		September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$8.88		$9.52	$9.28		$9.57	$10.41
Activity from investment operations:
Net investment income (loss) (2)	(0.04)		0.01	(0.02	) (3)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.56)		(0.62)	0.26		(0.21)	(0.26)
Total from investment operations	(0.60)		(0.61)	0.24		(0.29)	(0.34)
Paid-in-capital from redemption fees (2)	—		—	—		0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	—		(0.03)	—		—	(0.13)
Net realized gains	—		—	—		—	(0.37)
Return of capital	—		—	—		—	(0.00	)(4)
Total distributions	—		(0.03)	—		—	(0.50)
Net asset value, end of period	$8.28		$8.88	$9.52		$9.28	$9.57
Total return (5)	(6.76	)% (6)	(6.41)%	2.59%		(3.03)%	(3.52	)% (6)
Net assets, at end of period (000s)	$12		$13	$70		$185	$1,122
Ratio of gross expenses to average net assets (7)	3.14	% (8)	3.07%	3.03%		3.12%	3.22	% (8)
Ratio of net expenses to average net assets (7)	2.80	% (8)	2.85%	2.95%		2.95%	2.95	% (8)
Ratio of net investment loss before waiver to average net assets (9)	(1.16	)% (8)	(0.07)%	(0.31)%		(0.94)%	(1.05	)% (8)
Ratio of net investment income (loss) to average net assets (9)	(0.82	)% (8)	0.13%	(0.23)%		(0.78)%	(0.78	)% (8)
Portfolio Turnover Rate	1076	% (6)	738%	935%		1013%	617	% (6)

(1)	The RESQ Strategic Income Fund’s Class C shares commenced operations on October 17, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	March 31, 2019		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016	September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$9.01		$9.66	$9.39	$9.60	$10.38		$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.12	0.08	0.01	0.09		0.13
Net realized and unrealized gain (loss) on investments	(0.57)		(0.65)	0.27	(0.20)	(0.33)		0.36
Total from investment operations	(0.56)		(0.53)	0.35	(0.19)	(0.24)		0.49
Paid-in-capital from redemption fees (2)	—		—	—	0.00 (3)	0.00	(3)	—
Less distributions from:
Net investment income	—		(0.12)	(0.02)	—	(0.17)		(0.11)
Net realized gains	—		—	—	—	(0.37)		—
Return of capital	—		—	(0.06)	(0.02)	(0.00	) (3)	—
Total distributions	—		(0.12)	(0.08)	(0.02)	(0.54)		(0.11)
Net asset value, end of period	$8.45		$9.01	$9.66	$9.39	$9.60		$10.38
Total return (4)	(6.22	)% (5)	(5.52)%	3.71%	(1.98)%	(2.51)%		4.94	% (5)
Net assets, at end of period (000s)	$105		$120	$156	$1,674	$3,429		$821
Ratio of gross expenses to average net assets (6)	2.14	% (7)	2.07%	2.03%	2.12%	2.22%		2.41	% (7)
Ratio of net expenses to average net assets (6)	1.80	% (7)	1.85%	1.95%	1.95%	1.95%		1.95	% (7)
Ratio of net investment income (loss) before waiver to average net assets (8)	(0.16	)% (7)	1.01%	0.78%	(0.01)%	0.66%		1.19	% (7)
Ratio of net investment income to average net assets (8)	0.18	% (7)	1.24%	0.86%	0.16%	0.93%		1.65	% (7)
Portfolio Turnover Rate	1076	% (5)	738%	935%	1013%	617%		325	% (5)

(1)	The RESQ Strategic Income Fund’s Class I shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019

1.	ORGANIZATION

The RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the RESQ Dynamic Allocation Fund is to seek long term capital appreciation with capital preservation as a secondary objective. The investment objective of the RESQ Strategic Income Fund is to seek income with an emphasis on total return and capital preservation as a secondary objective.

Each Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class A and Class I Shares of each Fund commenced operations on December 20, 2013. Class C shares of each Fund commenced operations on October 17, 2014. RESQ Dynamic Allocation Fund Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. RESQ Strategic Income Fund Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class C and Class I shares of the Funds are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for each Fund’s investments measured at fair value:

RESQ Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$34,051,205	$—	$—	$34,051,205
Exchange Traded Notes	4,459,681	—	—	4,459,681
Total	$38,510,886	$—	$—	$38,510,886

RESQ Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$30,839,701	$—	$—	$30,839,701
Exchange Traded Note	2,744,588	—	—	2,744,588
Total	$33,584,289	$—	$—	$33,584,289

The Funds did not hold any Level 2 or Level 3 securities during the year.

*	Please refer to the Portfolio of Investments for classification by asset type.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016-2018, or expected to be taken in the Funds’ 2019 tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. Neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

RESQ Investment Partners, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the supervision of the Board, the Advisor is responsible for the management of each Fund’s investment portfolio. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.45% for each of the RESQ Dynamic Allocation Fund’s and RESQ Strategic Income Fund’s average daily net assets. For the six months ended March 31, 2019, the Advisor earned advisory fees of $303,905 and $261,394 for the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses until at least February 1, 2020 to the extent necessary so that the total operating expenses incurred by a Fund exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 2.20%, 2.80% and 1.80% of the daily average net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively (the “Expense Limitation”). During the six months ended March 31, 2019, the Advisor waived fees/reimbursed expenses pursuant to the Waiver Agreement in the amount of $53,211 and $61,850 for the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation then in effect or in effect at time of waiver. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. As of March 31, 2019, the total amount of expense reimbursement subject to recapture for the RESQ Dynamic Allocation Fund is $170,647, of which $62,130 will expire on September 30, 2019, $30,118 will expire on September 30, 2020, and $78,399 will expire on September 30, 2021. As of March 31, 2019, the total amount of expense reimbursement subject to recapture for the RESQ Strategic Income Fund is $181,739, of which $56,839 will expire on September 30, 2019, $33,409 will expire on September 30, 2020 and $91,491 will expire September 30, 2021.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares, as amended (the “Plans”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Class A and Class C shares. Under the Plans, the Funds may each pay 0.40% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2019, RESQ Dynamic Allocation Fund incurred distribution fees of $82,754 and $374 for Class A and Class C shares, respectively. For the six months ended March 31, 2019, the RESQ Strategic Income Fund incurred distribution fees of $71,861 and $61 for Class A and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31, 2019, the Distributor did not receive any underwriting commissions for sales of RESQ Dynamic Allocation Fund’s Class A shares. During the six months ended March 31, 2019, the Distributor did not receive any underwriting commissions for sales of RESQ Strategic Income Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. An officer of the Fund is also an officer of NLCS, and is not paid any fees directly by the Fund for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

4.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the applicable Fund. For the six months ended March 31, 2019, the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund did not assess any redemption fees.

5.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $155,826,830 and $158,485,998, respectively, for the RESQ Dynamic Allocation Fund, and $289,853,518 and $290,129,405, respectively, for the RESQ Strategic Income Fund.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and adjustments for partnerships, grantor trust and return of capital distributions, resulted in reclassifications for the six months ended March 31, 2019 as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Allocation	$39,999,419	$699,994	$(2,188,527)	$(1,488,533)
Strategic Income	33,862,298	528,897	(806,906)	(278,009)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2018 and September 30, 2017 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2018	Income	Capital Gains	Capital	Total
RESQ Dynamic Allocation Fund	$—	$—	$—	$—
RESQ Strategic Income Fund	354,856	—	9,037	363,893

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2017	Income	Capital Gains	Capital	Total
RESQ Dynamic Allocation Fund	$—	$—	$—	$—
RESQ Strategic Income Fund	49,353	—	133,107	182,460

As of September 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
RESQ Dynamic Allocation Fund	$—	$—	$(257,935)	$(1,976,324)	$—	$108,054	$(2,126,205)
RESQ Strategic Income Fund	—	—	(2,273,204)	(2,485,901)	—	(815,235)	(5,574,340)

The difference between book basis and tax basis accumulated net realized loss and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The RESQ Dynamic Allocation Fund incurred and elected to defer such capital losses of $257,935.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The RESQ Strategic Income Fund incurred and elected to defer such capital losses of $2,273,204.

At September 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
RESQ Dynamic Allocation Fund	$1,959,422	$16,902	$1,976,324	$3,468,883
RESQ Strategic Income Fund	2,485,901	—	2,485,901	135,084

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and adjustments for partnerships, resulted in reclassifications for the fiscal year ended September 30, 2018 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
RESQ Dynamic Allocation Fund	$(392,553)	$390,311	$2,242
RESQ Strategic Income Fund	(9,817)	29,979	(20,162)

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2019, the shareholders listed below held more than 25% of a Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Charles Schwab & Co.	RESQ Dynamic Allocation Fund	54.52%
NFS LLC	RESQ Dynamic Allocation Fund	45.00%
Charles Schwab & Co.	RESQ Strategic Income Fund	53.55%
NFS LLC	RESQ Strategic Income Fund	46.09%

9.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adopted with these financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

RESQ Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2019

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses

The “Actual” columns in the tables below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the tables below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RESQ Dynamic Allocation Fund

					Hypothetical
		Actual			(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Account	Paid
	Expense	Value	Value	During	Value	Value	During
	Ratio	10/1/18	3/31/19	Period (a)	10/1/18	3/31/19	Period (a)
Class A	2.20%	$1,000.00	$914.80	$10.50	$1,000.00	$1,013.96	$11.05
Class C	2.80%	$1,000.00	$911.70	$13.35	$1,000.00	$1,010.97	$14.04
Class I	1.80%	$1,000.00	$916.50	$8.60	$1,000.00	$1,015.96	$9.05

RESQ Strategic Income Fund

					Hypothetical
		Actual			(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Account	Paid
	Expense	Value	Value	During	Value	Value	During
	Ratio	10/1/18	3/31/19	Period (a)	10/1/18	3/31/19	Period (a)
Class A	2.20%	$1,000.00	$935.40	$10.62	$1,000.00	$1,013.96	$11.05
Class C	2.80%	$1,000.00	$932.40	$13.49	$1,000.00	$1,010.97	$14.04
Class I	1.80%	$1,000.00	$937.80	$8.70	$1,000.00	$1,015.96	$9.05

(a)	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

RESQ FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2019

Renewal of Advisory Agreement – RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund*

In connection with a meeting held on November 27th and 28th, 2018, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between RESQ Investment Partners, LLC (the “Adviser”) and the Trust, with respect to the RESQ Dynamic Allocation Fund (“RESQ DA”) and RESQ Strategic Income Fund (“RESQ SI” and together with RESQ DA, the “RESQ Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to RESQ DA and RESQ SI and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Board noted that the Adviser was founded in 2013 and had approximately $86 million in assets under management. The Board remarked that the Adviser’s key investment personnel responsible for the RESQ Funds had several years of financial industry experience. The Board observed the Adviser used multiple technical indicators to study the price movements of securities and create quantitative models that were updated continuously to identify market trends. The Board acknowledged that the Adviser relied on its research and modeling process for risk management, and contracted with multiple signal providers to confirm market trends and sector rotation. The Board recognized that the Adviser monitored compliance with the RESQ Funds’ investment limitations using a checklist system from pre-trade to post-trade operations and built each RESQ Fund’s investment limitations into the respective model’s algorithm to ensure the RESQ Funds remained within each model’s parameters. The Board noted the Adviser monitored each trade for best execution and price, and reviewed its broker dealers annually. The Board discussed that the Adviser’s active management style based on mathematical algorithms took the emotion out of trading and had benefitted capital preservation. The Board concluded it expected the Adviser to continue to provide quality service to each RESQ Fund and its shareholders.

Performance.

RESQ DA—The Board noted RESQ DA had a one-star Morningstar rating and had underperformed its peer group, Morningstar category and the S&P 500 TR Index with a bottom quartile ranking across the 3-year and since inception periods, but outperformed its Morningstar category over the 1-year period. The Board commented that it had a low standard deviation and Sharpe ratio for the 1-year period. The Board discussed that RESQ DA’s 1-year performance could be attributed to it being in a defensive posture during periods of market volatility. It noted the Adviser’s position that RESQ DA had a “go anywhere” style that could be invested in any combination of U.S. equities, international equities, bonds or cash. The Board acknowledged that the Adviser made adjustments to its models in 2016 that attempted to reduce whipsaw occurrence and that those adjustments appeared to improve results and risk statistics. The Board noted that the Adviser demonstrated the ability to make necessary model adjustments. Although past performance is not predictive of future results, the Board concluded that the Adviser had the potential to provide reasonable results.

RESQ SI—The Board noted RESQ SI had a one-star Morningstar rating. The Board discussed that RESQ SI underperformed its peer group, benchmark index and Morningstar category with a bottom quartile ranking across all periods. The Board noted that RESQ SI was not designed to attain a top quartile ranking, but to be a part of a shareholder’s allocation structure and provide income and capital preservation through active management. The Board appreciated that recently rising interest rates in fixed income segments contributed to RESQ SI’s underperformance, but noted that the Adviser believed RESQ SI’s underperformance was short term. The Board commented that although the Adviser made adjustments to deal with reducing whipsaws, the recent market environment had made active management challenging, but agreed that the the Adviser should continue to manage the strategy through a complete market cycle. Although past performance is not predictive of future results, the Board concluded that the Adviser had the potential to provide reasonable results.

RESQ FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2019

Fees and Expenses.

RESQ DA—The Board noted the Adviser’s advisory fee charged to RESQ DA was 1.45% and the highest fee in its Morningstar category and above the peer group high. The Board further noted that the expense ratio for RESQ DA was 2.24% and higher than the peer group high, but lower than the Morningstar category high. The Board noted the Adviser was willing to explore expense reductions in the future, and that it currently had an expense limitation in place that it intended to renew. The Board concluded that the Adviser’s advisory fee for RESQ DA was not unreasonable.

RESQ SI—The Board noted RESQ’s 1.45% annual advisory fee charged to RESQ SI was the highest fee in its Morningstar category and above the peer group high. The Board also discussed RESQ SI’s 2.28% net expense ratio which was higher than the peer group and Morningstar category averages, but below the 3.3% peer group high and below the 3.43% Morningstar category high. The Board noted that RESQ SI was smaller than the funds in its peer group. The Board appreciated that the Adviser was open to exploring fee reductions at a later date. The Board concluded that the Adviser’s advisory fee for RESQ SI was not unreasonable.

Economies of Scale. The Board discussed the size of the RESQ Funds and their prospects for growth, concluding neither RESQ DA nor RESQ SI had achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted the Adviser was willing to discuss the implementation of breakpoints as the assets of the RESQ Funds grew and the Adviser achieved material economies of scale related to their operations. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its management of each RESQ Fund, and noted that the Adviser was managing each of the RESQ Funds at little profit. The Board concluded, therefore, that the Adviser’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee for each of the RESQ Funds was not unreasonable, and renewal of the Advisory Agreement was in the best interests of the RESQ Funds and their shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-940-2526 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-877-940-2526.

INVESTMENT ADVISOR
RESQ Investment Partners, LLC
9383 E. Bahia Drive, Suite 120
Scottsdale, Arizona 85260

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Brian Curley, Principal Executive Officer/President

Date 6/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Brian Curley, Principal Executive Officer/President

Date 6/6/19

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/6/19